Revenue - Liquefaction Services Revenue (Details) $ in Thousands		6 Months Ended
	May 31, 2018 USD ($)	Jun. 30, 2021 USD ($) $ / barrel	Jun. 30, 2020 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 230,114	$ 224,801
Amortization of Day 1 gain		16,804	(48,575)
Overproduction revenue		$ 1,304	0
Oil price per barrel (in usd per barrel) | $ / barrel		60
Contract with customer, liability, revenue recognized	$ 33,800
FLNG
Disaggregation of Revenue [Line Items]
Derivative asset				$ 79,600
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 110,134	109,048
Amortization of deferred commissioning period revenue billing		2,043	2,110
Amortization of Day 1 gain		4,816	4,975
Other		(279)	(287)
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 102,250	$ 102,250